S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 04, 2025 USD ($) $ / shares shares
Iris Acquisition Holdings II LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Securities Issued or to be Issued, Shares | shares	5,750,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,725,000
Securities Issued or to be Issued, Shares | shares	372,500
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Ordinary Shares [Member] | Iris Acquisition Holdings II LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Ordinary Shares [Member] | SPAC Officers and Directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	250,000
Ordinary Shares [Member] | Independent Directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000